Fees Summary	Jun. 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 320,936,794.08
Previously Paid Amount	0.00
Total Fee Amount	8,166.20
Total Offset Amount	0.00
Net Fee	$ 8,166.20
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A